Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

The Company

Tandem Diabetes Care, Inc. is a medical device company focused on the design, development and commercialization of products for people with insulin-dependent diabetes. The Company is incorporated in the state of Delaware. Unless the context requires otherwise, the terms the “Company” or “Tandem” refer to Tandem Diabetes Care, Inc.

The Company manufactures and sells insulin pump products in the United States that are designed to address large and differentiated needs of the insulin-dependent diabetes market. The Company’s pump products currently include:

•	the t:slim X2 Insulin Delivery System, or t:slim X2, the next-generation flagship product that is updatable and designed to display Dexcom G5 continuous glucose monitoring, or CGM, sensor information directly on the pump Home Screen; and

•	the t:flex Insulin Delivery System, or t:flex, for people with greater insulin needs.

The Company began commercial sales of its first product, t:slim, in August 2012. During 2015, the Company commenced commercial sales of two additional insulin pumps: t:flex in May 2015 and t:slim G4 in September 2015. In October 2016, the Company commenced commercial sales of t:slim X2 and discontinued new sales of t:slim. In August 2017, the Company commenced commercial sales of t:slim X2 with Dexcom G5 Mobile CGM integration, or t:slim X2 with G5, and discontinued new sales of t:slim G4. The Company will continue to provide ongoing service and support to existing t:slim and t:slim G4 customers.

In July 2016, the Company received clearance from the U.S. Food and Drug Administration (“FDA”) to begin offering the Tandem Device Updater, a Mac and PC-compatible tool for the remote update of Tandem insulin pump software.

In July 2016, the Company also announced and launched a Technology Upgrade Program that provided eligible t:slim and t:slim G4 customers a path to obtain t:slim X2, or, as of August 2017, t:slim X2 with G5. Participating customers had the right to exchange their original t:slim and t:slim G4 for a t:slim X2 or t:slim X2 with G5, under a variable pricing structure. The Technology Upgrade Program expired on September 30, 2017.

In September 2017, the Company commenced commercial sales of products using the t:lockTM Connector, or t:lock, which replaces the standard Luer-lok connector that historically joined an infusion set to the cartridge. t:lock incorporates a smaller inner cavity than the Luer-lok connector, which reduces the amount of insulin used in the process and reduces the time required to fill the infusion set tubing.

Effective December 31, 2016, the Company adopted FASB Accounting Standard Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, which requires management to evaluate whether there are relevant conditions and events that, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date the financial statements are issued.

The Company has incurred operating losses since its inception and, as reflected in the accompanying financial statements, the Company has an accumulated deficit of $466.2 million as of September 30, 2017, which reflects a net loss of $61.6 million for the nine months ended September 30, 2017. The Company had cash and cash equivalents and short-term investments of $22.5 million at September 30, 2017, including $10.0 million of restricted cash as required by the Company’s term loan agreement (as amended, the “Term Loan Agreement”) with Capital Royalty Partners II, L.P. and its affiliate funds (“Capital Royalty Partners”). The Company used $54.5 million in cash from operations in the nine months ended September 30, 2017. The Company concluded that, at the date the financial statements were issued, it did not have sufficient cash to fund its operations for the next twelve months without additional financing and, therefore, there was substantial doubt about its ability to continue as a going concern within one year after the date the financial statements were issued.

On October 9, 2017, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The par value per share and the authorized number of shares of common stock and preferred stock were not adjusted as a result of the reverse stock split. All common stock share and per-share amounts for all periods presented in these condensed financial statements have been adjusted to reflect the reverse stock split. The number of authorized shares of common stock remains at 100 million shares.

The Company completed a registered public offering on October 17, 2017, or the October Financing, which resulted in gross proceeds to the Company of $16.2 million, before deducting underwriting discounts and commissions and other offering expenses (see Note 9 “Subsequent Event”). As part of the October Financing, the Company issued 4,630,000 shares of common stock, Series A warrants to purchase 4,630,000 shares of common stock and Series B warrants to purchase 4,630,000 shares of common stock, at a public offering price of $3.50 per share and accompanying warrants. The Series A warrants have an exercise price of $3.50 per share, are immediately exercisable, and will expire on the 5-year anniversary of the date of issuance. The Series B warrants have an exercise price of $3.50 per share, are immediately exercisable, and will expire on the 6-month anniversary of the date of issuance. Each series of warrants, if exercised by all holders in full, may result in additional gross proceeds of $16.2 million to the Company. As a result of the completion of the financing, the Company has satisfied the equity financing covenant in the Term Loan Agreement (see Note 6, “Term Loan Agreement”), although it remains subject to additional covenants.

The Company believes it will be necessary to raise additional funding. The Company intends to seek additional capital from public or private offerings of its capital stock or it may elect to borrow additional amounts under new debt financing arrangements or from other sources. If the Company issues equity or convertible debt securities to raise additional funding, its existing stockholders may experience dilution, it may incur significant financing costs, and the new equity or convertible debt securities may have rights, preferences and privileges senior to those of its existing stockholders. If the Company issues debt securities to raise additional funding, it would incur additional debt service obligations, it could become subject to additional restrictions limiting its ability to operate its business, and it may be required to further encumber its assets. The Company’s ability to continue as a going concern, meet its minimum liquidity requirements, satisfy the covenants under the Term Loan Agreement, and execute its business strategy is dependent on its ability to raise significant additional capital, of which there can be no assurance. If the Company cannot generate sufficient revenues from the sale of its products or secure additional financing on acceptable terms, it may be forced to significantly alter its business strategy, substantially curtail or modify its current operations, or cease operations altogether.

Basis of Presentation

The Company has prepared the accompanying unaudited condensed financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments which are of a normal and recurring nature, considered necessary for a fair presentation of the financial information contained herein, have been included.

Interim financial results are not necessarily indicative of results anticipated for the full year or any other period(s). These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and accompanying footnotes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 (“Annual Report”), from which the balance sheet information herein was derived. These unaudited condensed financial statements exclude disclosures required by U.S. GAAP for complete financial statements.

1. Organization and Basis of Presentation

The Company

Tandem Diabetes Care, Inc. is a medical device company focused on the design, development and commercialization of products for people with insulin-dependent diabetes. The Company is incorporated in the state of Delaware. Unless the context requires otherwise, the terms the “Company” or “Tandem” refer to Tandem Diabetes Care, Inc.

The Company manufactures and sells insulin pump products in the United States that are designed to address large and differentiated needs of the insulin-dependent diabetes market. During 2016, the Company’s pump products included:

•	the t:slim Insulin Delivery System, or t:slim,

•	the t:flex Insulin Delivery System, or t:flex,

•	the t:slim G4 Insulin Delivery System, or t:slim G4, and

•	the t:slim X2 Insulin Delivery System, or t:slim X2.

The Company began commercial sales of its first product, t:slim, in August 2012. During 2015, the Company commenced commercial sales of two additional insulin pumps: t:flex in May 2015 and t:slim G4 in September 2015.

In July 2016, the Company received clearance from the U.S. Food and Drug Administration (“FDA”) to begin offering the Tandem Device Updater, a Mac and PC-compatible tool for the remote update of Tandem insulin pump software.

In July 2016, the Company announced and launched a Technology Upgrade Program that provides eligible t:slim and t:slim G4 customers a path to obtain t:slim X2. Participating customers have the right to exchange their original t:slim and t:slim G4 for a t:slim X2, under a variable pricing structure. The Technology Upgrade Program expires on September 30, 2017.

In October 2016, the Company began shipping t:slim X2. As a result, the Company discontinued new shipments of t:slim, though the Company will continue to provide ongoing service and support to existing t:slim customers.

For the year ended December 31, 2016, the Company has adopted FASB Accounting Standard Codification ASC Topic 205-40, Presentation of Financial Statements – Going Concern, which requires that management evaluate whether there are relevant conditions and events that, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that the financial statements are issued.

On October 9, 2017, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The par value per share and the authorized number of shares of common stock and preferred stock were not adjusted as a result of the reverse stock split. All common stock share and per-share amounts for all periods presented in these financial statements have been adjusted to reflect the reverse stock split. The number of authorized shares of common stock remains at 100 million shares.

The Company has incurred operating losses since its inception and, as reflected in the accompanying financial statements, the Company has an accumulated deficit of $404.6 million as of December 31, 2016, which includes a net loss of $83.4 million for the year ended December 31, 2016. Additionally, the Company used $61.2 million in cash for operations in the year ended December 31, 2016, which exceeded cash and cash equivalents and short-term investments of $53.5 million at December 31, 2016. The Company concluded that, at the date its financial statements for the year ended December 31, 2016 were issued, it did not have sufficient cash to fund its operations through December 31, 2017 without additional financing and, therefore, there was substantial doubt about its ability to continue as a going concern within one year after the date the financial statements were issued.

As a result, the audit report contained in the accompanying financial statements includes an explanatory paragraph that describes conditions that raise substantial doubt about the Company’s ability to continue as a going concern. This explanatory paragraph could constitute a potential event of default under the Company’s existing term loan agreement (as amended by Consent and Amendment Agreement, dated June 20, 2014, Omnibus Amendment Agreement No. 2, dated February 23, 2015, Amendment No. 3 to Term Loan Agreement, dated January 8, 2016, and Waiver and Amendment No. 4 to Term Loan Agreement, dated March 7, 2017, the “Term Loan Agreement”) with Capital Royalty Partners II L.P. and its affiliate funds (“Capital Royalty Partners”). Accordingly, on March 7, 2017, the Company entered into an amendment to the terms of the Term Loan Agreement (the “Fourth Amendment”) that included a limited waiver of the potential event of default that could have occurred due to the explanatory paragraph included in the audit report. (See Note 5 “Term Loan Agreement” and Note 12 “Subsequent Event.”)

The financial statements included in this prospectus have been prepared on a basis that assumes that the Company will continue as a going concern, and do not include any adjustments that may result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of the Company’s liabilities and commitments in the normal course of business and does not include any adjustments to reflect the possible future effects of the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company believes that it will be necessary to raise additional funding in the form of an equity financing from the sale of common stock. The Company may in the future seek additional capital from public or private offerings of its capital stock or it may elect to borrow additional amounts under new credit lines or from other sources. If the Company issues equity or debt securities to raise additional funds, its existing stockholders may experience dilution, it may incur significant financing costs, and the new equity or debt securities may have rights, preferences and privileges senior to those of its existing stockholders. The Company’s ability to continue as a going concern, meet its minimum liquidity requirements in the future or satisfy the other covenants under the Term Loan Agreement is dependent on its ability to raise significant additional capital, of which there can be no assurance. If the Company cannot generate sufficient revenues from the sale of its products or secure additional financing on acceptable terms, it may be forced to significantly alter its business strategy, substantially curtail its current operations, or cease operations altogether.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the Company’s realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to raise additional equity or refinance its existing debt and ultimately, to attain profitability. There is no assurance that the Company will be successful in raising additional funds or that, if it does raise additional funds, that it will be able to attain profitability or even continue in business.